Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016
Schwab Fundamental Emerging Markets Large Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Fundamental Emerging Markets Large Company Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental Emerging Markets Large Company Index.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund primarily invests in stocks that are included in the Russell Fundamental Emerging Markets Large Company Index[1](the index). The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the companies in the Russell Emerging Markets Index (the Russell Index). Securities are grouped in order of decreasing score and each company receives a weight based on the total weights of the companies within the Russell Index. Companies are split at the 87.5% point based on fundamental weights. Companies above this breakpoint make up the index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The index is compiled and calculated by Frank Russell Company in conjunction with Research Affiliates LLC, and the method of calculating the components of the index is subject to change.

It is the fund’s policy that, under normal circumstances, it will invest at least 80% of its net assets in stocks included in the index, including depositary receipts representing securities of the index; which may be in the form of American Depositary receipts (ADRs), Global Depositary receipts (GDRs) and European Depositary receipts (EDRs). The fund will notify its shareholders at least 60 days before changing this policy. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index. The fund does not hedge its exposure to foreign currencies. However, the fund may use forward contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

Because it may not be possible or practicable to purchase all of the stocks in the index, the investment adviser seeks to track the total return of the index by using statistical sampling techniques. These techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, capitalization, dividend yield, price/earnings ratio, industry factors, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects its portfolio characteristics to be similar to those of the index.

The investment adviser seeks to achieve a correlation, overtime, of 0.95 or better between the fund’s performance and the performance of the index. However, there can be no guarantee that the performance of the fund will achieve a high degree of correlation with that of the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the number of index securities held by the fund as part of the sampling technique. The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

Like many index funds, the fund also may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that exists between any index fund and the corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund can gain market exposure and potentially offset a portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. The fund may also use futures contracts and other derivatives to obtain exposure substantially similar to that provided by certain securities included in the index which the fund may not be able to purchase or hold directly due to restrictions and/or regulations on investments in the applicable local market. In addition, the fund may invest in exchange-traded funds.

The fund may concentrate its investments in an industry or group of industries to the extent that the index the fund is designed to track is also so concentrated.

		[1] Index ownership—“Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Emerging Markets Large Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund invests in larger companies outside the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Large-Cap Risk. Certain of the risks of this fund are associated with its investments in the large-cap segments of a stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—bonds or small company stocks, for instance — the fund's large-cap holdings could reduce performance.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Exchange Traded Funds (ETFs) Risk. The fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio securities.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

		For more information on the risks of investing in the fund, please see the “Fund details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to that of a broad based index and a spliced index comprised of the fund's current and prior broad based indexes. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus. On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund, prior to October 19, 2009, is that of the fund's former Institutional Shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to that of a broad based index and a spliced index comprised of the fund's current and prior broad based indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fundamental Emerging Markets Large Company Spliced Index is an internally calculated index, comprised of the FTSE RAFI Emerging Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Emerging Markets Large Company Index (Net) from October 19, 2012 forward.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 34.84% Q2 2009 Worst Quarter: (23.70%) Q3 2011
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/15
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Schwab Fundamental Emerging Markets Large Company Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.49%	[1]
1 year	rr_ExpenseExampleYear01	$ 50
3 years	rr_ExpenseExampleYear03	157
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	$ 616
2009	rr_AnnualReturn2009	74.65%
2010	rr_AnnualReturn2010	16.10%
2011	rr_AnnualReturn2011	(19.53%)
2012	rr_AnnualReturn2012	15.55%
2013	rr_AnnualReturn2013	(2.92%)
2014	rr_AnnualReturn2014	(11.32%)
2015	rr_AnnualReturn2015	(19.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	(19.59%)
5 years	rr_AverageAnnualReturnYear05	(8.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Schwab Fundamental Emerging Markets Large Company Index Fund | After taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(20.02%)
5 years	rr_AverageAnnualReturnYear05	(8.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Schwab Fundamental Emerging Markets Large Company Index Fund | After taxes on distributions and sale of shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	(10.42%)
5 years	rr_AverageAnnualReturnYear05	(5.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Schwab Fundamental Emerging Markets Large Company Index Fund | Comparative Indices (reflect no deduction for expenses or taxes) Russell Fundamental Emerging Markets Large Company Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflect no deduction for expenses or taxes) Russell Fundamental Emerging Markets Large Company Index (Net)
1 year	rr_AverageAnnualReturnYear01	(18.38%)	[2],[3]
5 years	rr_AverageAnnualReturnYear05		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2011	[2],[3]
Schwab Fundamental Emerging Markets Large Company Index Fund | Comparative Indices (reflect no deduction for expenses or taxes) Fundamental Emerging Markets Large Company Spliced Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflect no deduction for expenses or taxes) Fundamental Emerging Markets Large Company Spliced Index
1 year	rr_AverageAnnualReturnYear01	(18.38%)	[4]
5 years	rr_AverageAnnualReturnYear05	(7.25%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.96%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008	[4]

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.
[2]	The inception date of the Russell Fundamental Emerging Markets Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The Fundamental Emerging Markets Large Company Spliced Index is an internally calculated index, comprised of the FTSE RAFI Emerging Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Emerging Markets Large Company Index (Net) from October 19, 2012 forward.